Intangible assets, net	12 Months Ended
Dec. 31, 2013
Intangible assets, net
Intangible assets, net

10.        Intangible assets, net

The following table summarizes the Company’s intangible assets, net:

	As of December 31,
	2012	2013
	RMB	RMB

Brand name	2,141	2,141
Customer relationships	1,637	1,637
Source code	933	933
Domain names	—	305
	4,711	5,016
Less: accumulated amortization	(142)	(741)
Intangible assets, net	4,569	4,275

For the years ended December 31, 2012 and 2013, amortization expenses for the above intangible assets amounted to RMB142 and RMB599, respectively.

As of December 31, 2013, amortization expenses for future periods are estimated as follows:

For the year ended December 31,	Amortization expenses
RMB
2014	665
2015	665
2016	665
2017	612
2018	338
Thereafter	1,330
Total	4,275

During the years ended December 31, 2012 and 2013, no impairment of intangible assets was recognized by the Group.